9. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Details
Deferred Tax Assets, Operating Loss Carryforwards	$ 1,389,471	$ 756,534
Deferred Tax Assets, Other Loss Carryforwards	40,499	23,565
Deferred Tax Assets, Valuation Allowance, Current	$ (1,429,970)	$ (780,099)